Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets and Asset Retirement Obligations (Details)	12 Months Ended
Dec. 31, 2015
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Useful life of asset retirement obligation	2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	20 years
Useful life of asset retirement obligation	25 years